Parent company accounts - Cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	£ 51,484	£ 33,657	£ 11,616
Interest paid, classified as operating activities	43,488	26,566	7,493
Balances with banks and other regulatory authorities	2,973	3,038	4,260
Barclays Bank PLC
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	35,467	25,048	7,284
Interest paid, classified as operating activities	32,796	21,325	5,496
Dividends received, classified as operating activities	529	1,862	1,174
Balances with banks and other regulatory authorities	£ 767	£ 1,070	£ 1,585